Schedule of Investments (unaudited)	iShares® Dow Jones U.S. ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise Inc.(a)	2,604	$484,396
Boeing Co. (The)(a)	22,050	4,993,884
BWX Technologies Inc.	3,808	218,693
Curtiss-Wright Corp.	1,697	200,755
General Dynamics Corp.	9,179	1,799,359
HEICO Corp.	1,724	233,171
HEICO Corp., Class A	2,982	361,687
Hexcel Corp.(a)	3,458	188,184
Howmet Aerospace Inc.(a)	15,538	509,957
Huntington Ingalls Industries Inc.	1,650	338,465
L3Harris Technologies Inc.	8,259	1,872,646
Lockheed Martin Corp.	9,808	3,645,339
Mercury Systems Inc.(a)	2,234	147,444
Northrop Grumman Corp.	6,003	2,179,209
Raytheon Technologies Corp.	60,891	5,294,473
Teledyne Technologies Inc.(a)	1,847	836,266
Textron Inc.	9,207	635,375
TransDigm Group Inc.(a)	2,218	1,421,938
		25,361,241
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	5,422	483,480
Expeditors International of Washington Inc.	6,801	872,228
FedEx Corp.	9,798	2,742,950
United Parcel Service Inc., Class B	29,084	5,565,514
XPO Logistics Inc.(a)	4,105	569,323
		10,233,495
Airlines — 0.2%
Alaska Air Group Inc.(a)	5,060	293,632
American Airlines Group Inc.(a)	25,698	523,725
Delta Air Lines Inc.(a)	25,843	1,031,136
JetBlue Airways Corp.(a)	12,404	183,455
Southwest Airlines Co.(a)	23,871	1,205,963
United Airlines Holdings Inc.(a)	13,130	613,433
		3,851,344
Auto Components — 0.2%
Aptiv PLC(a)	10,873	1,814,160
Autoliv Inc.	3,164	319,184
BorgWarner Inc.	9,780	479,024
Gentex Corp.	9,816	334,039
Lear Corp.	2,232	390,555
Luminar Technologies Inc.(a)	8,000	147,200
QuantumScape Corp., Class A(a)(b)	6,872	157,438
		3,641,600
Automobiles — 1.6%
Ford Motor Co.(a)	157,302	2,194,363
General Motors Co.(a)	51,192	2,909,753
Harley-Davidson Inc.	6,287	249,091
Tesla Inc.(a)	30,969	21,281,897
Thor Industries Inc.	2,190	259,208
		26,894,312
Banks — 3.9%
Bank of America Corp.	302,815	11,615,983
Bank OZK	5,020	204,364
BOK Financial Corp.	1,266	106,357
Citigroup Inc.	83,143	5,622,130
Citizens Financial Group Inc.	17,065	719,460
Comerica Inc.	5,499	377,561

Security	Shares	Value

Banks (continued)
Commerce Bancshares Inc.	4,211	$297,844
Cullen/Frost Bankers Inc.	2,299	246,729
East West Bancorp. Inc.	5,757	409,611
Fifth Third Bancorp.	28,628	1,038,910
First Citizens BancShares Inc./NC, Class A(b)	292	228,516
First Financial Bankshares Inc.	5,602	273,602
First Horizon Corp.	22,370	345,617
First Republic Bank/CA	7,070	1,378,791
FNB Corp.	13,211	151,398
Glacier Bancorp. Inc.	3,934	202,837
Home BancShares Inc./AR	6,207	131,464
Huntington Bancshares Inc./OH	58,654	825,848
JPMorgan Chase & Co.	121,644	18,463,126
KeyCorp.	38,791	762,631
M&T Bank Corp.	5,200	696,020
People’s United Financial Inc.	17,442	273,839
Pinnacle Financial Partners Inc.	3,130	280,479
PNC Financial Services Group Inc. (The)	17,058	3,111,550
Popular Inc.	3,232	235,160
Prosperity Bancshares Inc.	3,815	260,145
Regions Financial Corp.	38,170	734,773
Signature Bank/New York NY	2,308	523,847
SVB Financial Group(a)	2,253	1,239,060
Synovus Financial Corp.	5,888	240,819
Truist Financial Corp.	53,939	2,935,900
U.S. Bancorp.	54,363	3,019,321
UMB Financial Corp.	1,732	162,115
Umpqua Holdings Corp.	8,885	167,660
United Bankshares Inc./WV	5,612	193,839
Valley National Bancorp.	15,818	203,894
Webster Financial Corp.	3,707	178,307
Wells Fargo & Co.	166,028	7,627,326
Western Alliance Bancorp.	4,153	385,482
Wintrust Financial Corp.	2,323	165,862
Zions Bancorp. NA	6,467	337,254
		66,375,431
Beverages — 1.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	368	261,280
Brown-Forman Corp., Class B, NVS	7,346	520,978
Coca-Cola Co. (The)	155,822	8,886,529
Constellation Brands Inc., Class A	6,801	1,525,736
Keurig Dr Pepper Inc.	23,308	820,675
Molson Coors Beverage Co., Class B(a)	7,561	369,657
Monster Beverage Corp.(a)(b)	14,939	1,409,047
National Beverage Corp.	969	43,973
PepsiCo Inc.	55,520	8,713,864
		22,551,739
Biotechnology — 2.1%
AbbVie Inc.	70,903	8,246,019
ACADIA Pharmaceuticals Inc.(a)	4,544	98,287
Acceleron Pharma Inc.(a)	2,105	263,251
Agios Pharmaceuticals Inc.(a)	2,049	98,536
Alkermes PLC(a)	6,156	159,256
Allogene Therapeutics Inc.(a)(b)	2,538	55,709
Alnylam Pharmaceuticals Inc.(a)	4,685	838,334
Amgen Inc.	23,107	5,581,265
Biogen Inc.(a)	6,037	1,972,469
BioMarin Pharmaceutical Inc.(a)	7,264	557,367
Bluebird Bio Inc.(a)(b)	2,579	65,532

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Blueprint Medicines Corp.(a)(b)	2,353	$206,758
Emergent BioSolutions Inc.(a)	1,817	119,740
Exact Sciences Corp.(a)	6,940	748,410
Exelixis Inc.(a)	12,488	210,423
FibroGen Inc.(a)	3,292	42,796
Gilead Sciences Inc.	50,435	3,444,206
Horizon Therapeutics PLC(a)	9,028	902,980
Incyte Corp.(a)	7,508	580,744
Ionis Pharmaceuticals Inc.(a)	5,642	209,544
Moderna Inc.(a)	12,279	4,341,854
Neurocrine Biosciences Inc.(a)	3,725	347,207
Novavax Inc.(a)(b)	2,730	489,571
Regeneron Pharmaceuticals Inc.(a)	4,204	2,415,660
Sarepta Therapeutics Inc.(a)(b)	3,170	214,863
Seagen Inc.(a)	5,063	776,614
Ultragenyx Pharmaceutical Inc.(a)	2,495	199,176
United Therapeutics Corp.(a)	1,772	322,380
Vertex Pharmaceuticals Inc.(a)	10,395	2,095,424
Vir Biotechnology Inc.(a)	2,620	93,403
		35,697,778
Building Products — 0.6%
A O Smith Corp.	5,538	389,487
Allegion PLC	3,678	502,415
Armstrong World Industries Inc.	2,003	216,685
Carlisle Companies Inc.	2,163	437,445
Carrier Global Corp.	32,710	1,807,227
Fortune Brands Home & Security Inc.	5,620	547,781
Johnson Controls International PLC	28,791	2,056,253
Lennox International Inc.	1,395	459,555
Masco Corp.	10,205	609,341
Owens Corning	4,280	411,565
Trane Technologies PLC	9,576	1,949,769
Trex Co. Inc.(a)	4,656	452,098
		9,839,621
Capital Markets — 3.2%
Affiliated Managers Group Inc.	1,677	265,704
Ameriprise Financial Inc.	4,665	1,201,517
Apollo Global Management Inc., Class A	8,425	495,896
Ares Management Corp., Class A	4,483	321,028
Bank of New York Mellon Corp. (The)	32,325	1,659,242
BlackRock Inc.(c)	5,685	4,929,861
Blackstone Group Inc. (The), NVS	27,473	3,166,813
Carlyle Group Inc. (The)	4,649	234,635
Cboe Global Markets Inc.	4,292	508,473
Charles Schwab Corp. (The)	60,310	4,098,065
CME Group Inc.	14,462	3,067,824
Coinbase Global Inc., Class A(a)	1,080	255,506
FactSet Research Systems Inc.	1,526	545,209
Federated Hermes Inc.	3,961	128,495
Franklin Resources Inc.	10,771	318,283
Goldman Sachs Group Inc. (The)	13,690	5,132,107
Interactive Brokers Group Inc., Class A	3,260	201,664
Intercontinental Exchange Inc.	22,548	2,701,927
Invesco Ltd.	15,332	373,794
Janus Henderson Group PLC	6,798	284,428
Jefferies Financial Group Inc.	8,134	269,967
KKR & Co. Inc.	23,471	1,496,511
Lazard Ltd., Class A	4,535	214,052
LPL Financial Holdings Inc.	3,229	455,418

Security	Shares	Value

Capital Markets (continued)
MarketAxess Holdings Inc.	1,519	$721,783
Moody’s Corp.	6,458	2,428,208
Morgan Stanley	59,872	5,746,515
Morningstar Inc.	834	210,693
MSCI Inc., Class A	3,309	1,972,032
Nasdaq Inc.	4,633	865,120
Northern Trust Corp.	8,391	946,924
Raymond James Financial Inc.	4,964	642,739
S&P Global Inc.	9,684	4,151,725
SEI Investments Co.	4,647	282,538
State Street Corp.	14,069	1,225,973
Stifel Financial Corp.	4,306	286,521
T Rowe Price Group Inc.	9,126	1,863,164
Tradeweb Markets Inc., Class A	4,278	371,031
Virtu Financial Inc., Class A	2,990	76,963
		54,118,348
Chemicals — 1.7%
Air Products & Chemicals Inc.	8,920	2,595,987
Albemarle Corp.	4,651	958,292
Ashland Global Holdings Inc.	2,199	187,069
Axalta Coating Systems Ltd.(a)	8,354	251,455
Celanese Corp., Class A	4,587	714,517
CF Industries Holdings Inc.	8,700	411,075
Chemours Co. (The)	6,707	223,008
Corteva Inc.	29,870	1,277,838
Dow Inc.	29,995	1,864,489
DuPont de Nemours Inc.	21,516	1,614,776
Eastman Chemical Co.	5,443	613,535
Ecolab Inc.	9,966	2,200,792
Element Solutions Inc.	8,376	195,915
FMC Corp.	5,143	550,044
Huntsman Corp.	7,704	203,463
Ingevity Corp.(a)	1,526	129,618
International Flavors & Fragrances Inc.	9,998	1,506,099
Linde PLC	20,918	6,429,984
LyondellBasell Industries NV, Class A	10,256	1,018,728
Mosaic Co. (The)	13,612	425,103
NewMarket Corp.	298	94,141
PPG Industries Inc.	9,569	1,564,723
RPM International Inc.	5,247	454,338
Scotts Miracle-Gro Co. (The)	1,616	285,967
Sherwin-Williams Co. (The)	9,598	2,793,306
Valvoline Inc.	7,459	228,842
Westlake Chemical Corp.	1,305	108,211
WR Grace & Co.	2,556	177,898
		29,079,213
Commercial Services & Supplies — 0.5%
ADT Inc.	6,635	69,601
Cimpress PLC(a)	786	80,368
Cintas Corp.	3,554	1,400,916
Clean Harbors Inc.(a)	2,086	198,170
Copart Inc.(a)	8,397	1,234,359
IAA Inc.(a)	5,338	322,842
MSA Safety Inc.	1,487	244,582
Republic Services Inc., Class A	8,412	995,644
Rollins Inc.	8,937	342,555
Stericycle Inc.(a)	3,732	263,293
Tetra Tech Inc.	2,200	293,744

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	15,561	$2,307,074
		7,753,148
Communications Equipment — 0.8%
Arista Networks Inc.(a)	2,199	836,478
Ciena Corp.(a)	6,257	363,782
Cisco Systems Inc.	169,280	9,373,033
EchoStar Corp., Class A(a)(b)	1,854	41,344
F5 Networks Inc.(a)	2,471	510,286
Juniper Networks Inc.	12,905	363,147
Lumentum Holdings Inc.(a)	2,977	250,038
Motorola Solutions Inc.	6,823	1,527,806
Ubiquiti Inc.	309	96,748
Viavi Solutions Inc.(a)	8,865	147,957
		13,510,619
Construction & Engineering — 0.1%
AECOM(a)	6,002	377,886
EMCOR Group Inc.	2,199	267,860
MasTec Inc.(a)	2,199	222,605
Quanta Services Inc.	5,620	510,858
Valmont Industries Inc.	842	199,512
		1,578,721
Construction Materials — 0.1%
Eagle Materials Inc.	1,660	234,591
Martin Marietta Materials Inc.	2,514	913,336
Vulcan Materials Co.	5,354	963,667
		2,111,594
Consumer Finance — 0.7%
Ally Financial Inc.	14,863	763,364
American Express Co.	26,117	4,453,732
Capital One Financial Corp.	18,105	2,927,579
Credit Acceptance Corp.(a)(b)	451	218,631
Discover Financial Services	12,249	1,522,796
FirstCash Inc.	1,567	124,106
Green Dot Corp., Class A(a)	2,072	95,457
LendingTree Inc.(a)	429	83,749
OneMain Holdings Inc.	3,666	223,626
PROG Holdings Inc.	2,811	123,037
Santander Consumer USA Holdings Inc.	2,935	120,423
SLM Corp.	13,144	247,502
Synchrony Financial	21,776	1,023,908
Upstart Holdings Inc.(a)	679	81,996
		12,009,906
Containers & Packaging — 0.4%
Amcor PLC	62,699	724,800
AptarGroup Inc.	2,598	334,934
Avery Dennison Corp.	3,341	703,882
Ball Corp.	13,222	1,069,395
Berry Global Group Inc.(a)	5,337	343,116
Crown Holdings Inc.	5,468	545,488
Graphic Packaging Holding Co.	11,721	224,692
International Paper Co.	15,667	904,926
Packaging Corp. of America	3,787	535,861
Sealed Air Corp.	6,148	348,899
Silgan Holdings Inc.	3,302	133,797
Sonoco Products Co.	3,927	250,503
Westrock Co.	10,690	526,055
		6,646,348

Security	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	5,775	$732,963
LKQ Corp.(a)	11,312	574,084
Pool Corp.	1,614	771,201
		2,078,248
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	2,454	366,873
Chegg Inc.(a)	5,604	496,683
frontdoor Inc.(a)	3,395	166,151
Grand Canyon Education Inc.(a)	1,946	179,752
H&R Block Inc.	7,186	176,416
Service Corp. International	6,764	422,682
Terminix Global Holdings Inc.(a)	5,384	282,660
		2,091,217
Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	76,164	21,195,680
Equitable Holdings Inc.	15,709	484,937
Voya Financial Inc.	4,871	313,692
		21,994,309
Diversified Telecommunication Services — 1.1%
AT&T Inc.	286,627	8,039,887
Liberty Global PLC, Class A(a)	5,746	154,280
Liberty Global PLC, Class C, NVS(a)	14,399	386,757
Lumen Technologies Inc.	39,636	494,261
Verizon Communications Inc.	166,229	9,272,254
		18,347,439
Electric Utilities — 1.5%
ALLETE Inc.	2,088	146,828
Alliant Energy Corp.	10,114	591,972
American Electric Power Co. Inc.	20,137	1,774,472
Avangrid Inc.	2,795	145,731
Duke Energy Corp.	30,882	3,246,007
Edison International	15,098	822,841
Entergy Corp.	8,030	826,448
Evergy Inc.	9,192	599,502
Eversource Energy	13,856	1,195,357
Exelon Corp.	39,286	1,838,585
FirstEnergy Corp.	21,796	835,223
Hawaiian Electric Industries Inc.	4,508	195,377
IDACORP Inc.	2,007	211,638
NextEra Energy Inc.	78,910	6,147,089
NRG Energy Inc.	9,797	404,028
OGE Energy Corp.	8,022	270,743
PG&E Corp.(a)	59,725	524,983
Pinnacle West Capital Corp.	4,502	376,142
PNM Resources Inc.	3,524	170,315
Portland General Electric Co.	3,546	173,399
PPL Corp.	31,037	880,520
Southern Co. (The)	42,480	2,713,198
Xcel Energy Inc.	21,600	1,474,200
		25,564,598
Electrical Equipment — 0.6%
Acuity Brands Inc.	1,462	256,406
AMETEK Inc.	9,321	1,296,085
Array Technologies Inc.(a)	4,384	59,359
Eaton Corp. PLC.	16,061	2,538,441
Emerson Electric Co.	24,032	2,424,589
EnerSys	1,641	161,901
Generac Holdings Inc.(a)	2,542	1,066,013
Hubbell Inc.	2,225	446,024

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
nVent Electric PLC	6,863	$216,939
Regal Beloit Corp.	1,653	243,371
Rockwell Automation Inc.	4,662	1,433,192
Sensata Technologies Holding PLC(a)	6,436	377,278
Shoals Technologies Group Inc., Class A(a)(b)	3,723	108,302
		10,627,900
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	24,072	1,744,979
Arrow Electronics Inc.(a)	2,991	354,643
Avnet Inc.	4,148	171,395
CDW Corp./DE	5,631	1,032,444
Cognex Corp.	7,145	645,980
Coherent Inc.(a)	976	240,038
Corning Inc.	31,147	1,303,814
IPG Photonics Corp.(a)	1,433	312,623
Itron Inc.(a)	1,797	177,220
Jabil Inc.	5,556	330,804
Keysight Technologies Inc.(a)	7,418	1,220,632
Littelfuse Inc.	984	261,734
National Instruments Corp.	5,310	234,224
SYNNEX Corp.	1,621	193,774
TE Connectivity Ltd.	13,208	1,947,784
Trimble Inc.(a)	10,118	865,089
Vontier Corp.	6,804	220,109
Zebra Technologies Corp., Class A(a)	2,164	1,195,567
		12,452,853
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	29,287	622,056
Halliburton Co.	35,605	736,311
NOV Inc.(a)	15,542	214,635
Schlumberger Ltd.	56,475	1,628,174
TechnipFMC PLC(a)	16,880	121,874
		3,323,050
Entertainment — 1.8%
Activision Blizzard Inc.	31,232	2,611,620
Electronic Arts Inc.	11,523	1,658,851
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	931	38,599
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	8,240	386,703
Live Nation Entertainment Inc.(a)	5,772	455,353
Madison Square Garden Sports Corp.(a)	699	113,755
Netflix Inc.(a)	17,831	9,228,791
Playtika Holding Corp.(a)	2,794	62,111
ROBLOX Corp., Class A(a)	1,585	122,013
Roku Inc.(a)	4,620	1,978,792
Take-Two Interactive Software Inc.(a)	4,620	801,200
Walt Disney Co. (The)(a)	72,972	12,844,532
Warner Music Group Corp., Class A	3,579	135,250
World Wrestling Entertainment Inc., Class A	1,924	95,007
Zynga Inc., Class A(a)	40,406	408,101
		30,940,678
Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities Inc.	5,501	1,107,571
American Campus Communities Inc.	5,564	279,925
American Homes 4 Rent, Class A	10,841	455,322
American Tower Corp.	18,273	5,167,604
Americold Realty Trust	10,139	393,900
Apartment Income REIT Corp.	6,289	331,053
Apartment Investment & Management Co., Class A	5,935	41,308

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities Inc.	5,573	$1,269,697
Boston Properties Inc.	5,644	662,493
Brixmor Property Group Inc.	11,999	276,217
Camden Property Trust	3,889	580,978
CoreSite Realty Corp.	1,731	239,242
Corporate Office Properties Trust	4,346	127,946
Cousins Properties Inc.	5,977	237,406
Crown Castle International Corp.	17,387	3,357,256
CubeSmart	7,971	395,840
CyrusOne Inc.	4,925	351,005
Digital Realty Trust Inc.	11,349	1,749,562
Douglas Emmett Inc.	6,715	224,281
Duke Realty Corp.	14,959	761,114
EastGroup Properties Inc.	1,576	277,723
Equinix Inc.	3,597	2,951,015
Equity Commonwealth	4,987	131,108
Equity LifeStyle Properties Inc.	6,844	573,527
Equity Residential.	13,834	1,163,854
Essex Property Trust Inc.	2,613	857,325
Extra Space Storage Inc.	5,363	933,913
Federal Realty Investment Trust	2,816	330,964
First Industrial Realty Trust Inc.	5,066	277,515
Gaming and Leisure Properties Inc.	8,861	419,480
Healthcare Realty Trust Inc.	5,547	176,838
Healthcare Trust of America Inc., Class A	8,856	253,193
Healthpeak Properties Inc.	21,822	806,759
Highwoods Properties Inc.	4,098	195,434
Host Hotels & Resorts Inc.(a)	27,976	445,658
Hudson Pacific Properties Inc.	5,797	158,026
Invitation Homes Inc.	22,648	921,321
Iron Mountain Inc.	11,421	499,783
JBG SMITH Properties	4,353	142,038
Kilroy Realty Corp.	4,292	297,307
Kimco Realty Corp.	17,334	369,734
Lamar Advertising Co., Class A	3,531	376,405
Lexington Realty Trust	11,197	147,241
Life Storage Inc.	3,107	364,638
Medical Properties Trust Inc.	23,494	494,079
Mid-America Apartment Communities Inc.	4,633	894,632
National Health Investors Inc.	1,762	120,221
National Retail Properties Inc.	6,927	338,522
Omega Healthcare Investors Inc.	9,400	341,032
Physicians Realty Trust	8,240	156,148
PotlatchDeltic Corp.	2,822	146,575
Prologis Inc.	29,688	3,801,252
PS Business Parks Inc.	812	124,780
Public Storage	6,136	1,917,377
Rayonier Inc.	5,682	214,268
Realty Income Corp.	15,002	1,054,491
Regency Centers Corp.	6,375	416,989
Rexford Industrial Realty Inc.	5,289	325,379
Sabra Health Care REIT Inc.	8,503	158,071
SBA Communications Corp., Class A	4,391	1,497,287
Simon Property Group Inc.	13,158	1,664,750
SL Green Realty Corp.	2,712	201,936
Spirit Realty Capital Inc.	4,585	230,259
STORE Capital Corp.	9,949	360,054
Sun Communities Inc.	4,486	879,749
UDR Inc.	11,818	649,872
Ventas Inc.	15,039	899,031

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
VEREIT Inc.	9,202	$450,622
VICI Properties Inc.	21,560	672,456
Vornado Realty Trust	6,392	278,052
Welltower Inc.	16,695	1,450,128
Weyerhaeuser Co.	29,851	1,006,874
WP Carey Inc.	7,202	581,129
		52,406,534
Food & Staples Retailing — 1.2%
Albertsons Companies Inc., Class A	1,896	40,954
BJ’s Wholesale Club Holdings Inc.(a)(b)	5,573	282,217
Casey’s General Stores Inc.	1,503	297,158
Costco Wholesale Corp.	17,747	7,626,241
Kroger Co. (The)	30,504	1,241,513
Performance Food Group Co.(a)	5,292	242,479
Sprouts Farmers Market Inc.(a)	4,903	120,516
Sysco Corp.	20,517	1,522,361
U.S. Foods Holding Corp.(a)	8,925	306,484
Walgreens Boots Alliance Inc.	28,732	1,354,714
Walmart Inc.	55,176	7,865,339
		20,899,976
Food Products — 0.9%
Archer-Daniels-Midland Co.	22,424	1,339,161
Beyond Meat Inc.(a)(b)	1,991	244,296
Bunge Ltd.	5,620	436,281
Campbell Soup Co.	8,181	357,673
Conagra Brands Inc.	19,247	644,582
Darling Ingredients Inc.(a)	6,589	455,102
Flowers Foods Inc.	8,139	191,755
General Mills Inc.	24,573	1,446,367
Hain Celestial Group Inc. (The)(a)	3,400	135,694
Hershey Co. (The)	5,921	1,059,148
Hormel Foods Corp.	11,169	518,018
Ingredion Inc.	2,687	235,945
JM Smucker Co. (The)	4,402	577,146
Kellogg Co.	10,282	651,468
Kraft Heinz Co. (The)	26,226	1,008,914
Lamb Weston Holdings Inc.	5,928	395,813
Lancaster Colony Corp.	750	148,403
McCormick & Co. Inc./MD, NVS	10,018	843,215
Mondelez International Inc., Class A	56,330	3,563,436
Pilgrim’s Pride Corp.(a)	2,080	46,072
Post Holdings Inc.(a)	2,363	241,829
Seaboard Corp.	10	41,100
TreeHouse Foods Inc.(a)	2,203	97,813
Tyson Foods Inc., Class A	11,895	850,017
		15,529,248
Gas Utilities — 0.1%
Atmos Energy Corp.	5,320	524,499
National Fuel Gas Co.	3,553	182,731
New Jersey Resources Corp.	3,985	153,502
ONE Gas Inc.	2,099	154,864
Southwest Gas Holdings Inc.	2,210	154,545
Spire Inc.	2,067	146,654
UGI Corp.	8,445	388,386
		1,705,181
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	71,401	8,638,093
ABIOMED Inc.(a)	1,804	590,161
Align Technology Inc.(a)	2,901	2,018,516

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Baxter International Inc.	20,293	$1,569,663
Becton Dickinson and Co.	11,656	2,981,022
Boston Scientific Corp.(a)	56,937	2,596,327
Cooper Companies Inc. (The)	1,980	835,105
Danaher Corp.	25,502	7,586,590
DENTSPLY SIRONA Inc.	8,774	579,435
Dexcom Inc.(a)	3,871	1,995,539
Edwards Lifesciences Corp.(a)	25,011	2,807,985
Globus Medical Inc., Class A(a)	3,141	261,237
Haemonetics Corp.(a)	2,011	122,249
Hill-Rom Holdings Inc.	2,696	373,288
Hologic Inc.(a)	10,273	770,886
ICU Medical Inc.(a)	778	158,160
IDEXX Laboratories Inc.(a)	3,432	2,328,715
Insulet Corp.(a)	2,657	743,136
Integra LifeSciences Holdings Corp.(a)	2,848	206,167
Intuitive Surgical Inc.(a)	4,749	4,708,443
Masimo Corp.(a)	2,029	552,679
Medtronic PLC	54,128	7,107,548
Neogen Corp.(a)	4,495	195,802
Novocure Ltd.(a)	3,479	535,801
NuVasive Inc.(a)	2,030	129,818
Penumbra Inc.(a)	1,368	364,203
Quidel Corp.(a)	1,542	218,147
ResMed Inc.	5,835	1,585,953
STERIS PLC	3,919	854,146
Stryker Corp.	13,142	3,560,693
Tandem Diabetes Care Inc.(a)	2,461	267,437
Teleflex Inc.	1,858	738,425
West Pharmaceutical Services Inc.	2,959	1,218,309
Zimmer Biomet Holdings Inc.	8,410	1,374,362
		60,574,040
Health Care Providers & Services — 2.5%
1Life Healthcare Inc.(a)	2,905	78,551
Acadia Healthcare Co. Inc.(a)	3,603	222,377
Amedisys Inc.(a)	1,302	339,327
AmerisourceBergen Corp., Class A	5,936	725,201
Anthem Inc.	9,840	3,778,659
Cardinal Health Inc.	11,794	700,328
Centene Corp.(a)	23,408	1,606,023
Chemed Corp.	652	310,365
Cigna Corp.	13,760	3,157,783
Covetrus Inc.(a)	3,810	97,003
CVS Health Corp.	52,837	4,351,655
DaVita Inc.(a)	2,896	348,244
Encompass Health Corp.	4,044	336,663
Guardant Health Inc.(a)	3,413	374,747
HCA Healthcare Inc.	10,539	2,615,780
HealthEquity Inc.(a)	3,285	243,024
Henry Schein Inc.(a)	5,701	456,935
Humana Inc.	5,178	2,205,103
Laboratory Corp. of America Holdings(a)	3,942	1,167,423
LHC Group Inc.(a)(b)	1,276	274,570
McKesson Corp.	6,356	1,295,544
Molina Healthcare Inc.(a)	2,308	630,107
Oak Street Health Inc.(a)(b)	1,160	73,126
Premier Inc., Class A	2,945	104,960
Quest Diagnostics Inc.	5,299	751,398
Signify Health Inc., Class A(a)	943	24,820
Tenet Healthcare Corp.(a)	4,179	300,219

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
UnitedHealth Group Inc.	37,924	$15,633,031
Universal Health Services Inc., Class B	3,139	503,527
		42,706,493
Health Care Technology — 0.2%
American Well Corp., Class A(a)(b)	2,248	26,189
Cerner Corp.	12,083	971,352
GoodRx Holdings Inc., Class A(a)(b)	2,510	80,496
Teladoc Health Inc.(a)(b)	5,324	790,348
Veeva Systems Inc., Class A(a)	5,536	1,841,883
		3,710,268
Hotels, Restaurants & Leisure — 2.0%
Airbnb Inc., Class A(a)(b)	5,888	847,931
Aramark	10,199	358,291
Booking Holdings Inc.(a)	1,652	3,598,486
Boyd Gaming Corp.(a)	3,196	182,172
Carnival Corp.(a)	32,010	693,016
Chipotle Mexican Grill Inc., Class A(a)	1,132	2,109,414
Choice Hotels International Inc.	1,120	134,288
Churchill Downs Inc.	1,403	260,677
Cracker Barrel Old Country Store Inc.	952	129,643
Darden Restaurants Inc.	5,277	769,809
Domino’s Pizza Inc.	1,568	823,968
DraftKings Inc., Class A(a)(b)	13,017	631,325
Expedia Group Inc.(a)	5,680	913,742
Hilton Worldwide Holdings Inc.(a)	11,213	1,473,949
Hyatt Hotels Corp., Class A(a)	1,602	127,952
Las Vegas Sands Corp.(a)	13,269	561,942
Marriott International Inc./MD, Class A(a)	10,752	1,569,577
Marriott Vacations Worldwide Corp.(a)	1,771	260,992
McDonald’s Corp.	29,954	7,270,135
MGM Resorts International	16,543	620,859
Norwegian Cruise Line Holdings Ltd.(a)(b)	14,611	351,102
Planet Fitness Inc., Class A(a)	3,294	247,808
Royal Caribbean Cruises Ltd.(a)	8,783	675,149
Starbucks Corp.	47,345	5,749,103
Texas Roadhouse Inc.	2,609	240,472
Vail Resorts Inc.(a)	1,632	498,086
Wendy’s Co. (The)	7,441	172,706
Wyndham Hotels & Resorts Inc.	3,684	265,469
Wynn Resorts Ltd.(a)	4,155	408,561
Yum! Brands Inc.	11,981	1,574,184
		33,520,808
Household Durables — 0.4%
DR Horton Inc.	13,323	1,271,414
Garmin Ltd.	6,028	947,602
Helen of Troy Ltd.(a)	969	216,465
Leggett & Platt Inc.	5,439	261,235
Lennar Corp., Class A	11,049	1,161,802
Lennar Corp., Class B	656	56,646
Mohawk Industries Inc.(a)	2,388	465,421
Newell Brands Inc.	14,904	368,874
NVR Inc.(a)	139	725,941
PulteGroup Inc.	10,795	592,322
Tempur Sealy International Inc.	7,744	335,083
Toll Brothers Inc.	4,444	263,396
Whirlpool Corp.	2,500	553,850
		7,220,051
Household Products — 1.2%
Church & Dwight Co. Inc.	9,812	849,523

Security	Shares	Value

Household Products (continued)
Clorox Co. (The)	5,074	$917,836
Colgate-Palmolive Co.	34,093	2,710,393
Energizer Holdings Inc.	2,355	100,912
Kimberly-Clark Corp.	13,580	1,843,077
Procter & Gamble Co. (The)	98,416	13,997,708
Reynolds Consumer Products Inc.	2,388	67,939
		20,487,388
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	26,963	639,023
Vistra Corp.	19,747	378,155
		1,017,178
Industrial Conglomerates — 1.0%
3M Co.	23,273	4,606,658
General Electric Co.	352,194	4,560,912
Honeywell International Inc.	27,943	6,532,794
Roper Technologies Inc.	4,240	2,083,281
		17,783,645
Insurance — 2.0%
Aflac Inc.	25,348	1,394,140
Alleghany Corp.(a)	572	379,293
Allstate Corp. (The)	12,004	1,561,120
American Financial Group Inc./OH	2,820	356,702
American International Group Inc.	34,412	1,629,408
Aon PLC, Class A	9,078	2,360,552
Arch Capital Group Ltd.(a)	16,100	627,900
Arthur J Gallagher & Co.	8,223	1,145,546
Assurant Inc.	2,429	383,321
Athene Holding Ltd., Class A(a)	5,103	329,756
Axis Capital Holdings Ltd.	3,312	168,481
Brighthouse Financial Inc.(a)	3,445	148,342
Brown & Brown Inc.	9,532	518,541
Chubb Ltd.	18,037	3,043,563
Cincinnati Financial Corp.	5,994	706,573
CNA Financial Corp.	1,073	47,223
Enstar Group Ltd.(a)	513	131,851
Erie Indemnity Co., Class A, NVS	1,006	185,999
Everest Re Group Ltd.	1,596	403,517
Fidelity National Financial Inc.	11,746	523,989
First American Financial Corp.	4,464	300,472
Globe Life Inc.	3,834	356,984
Hanover Insurance Group Inc. (The)	1,470	199,773
Hartford Financial Services Group Inc. (The)	14,286	908,875
Kemper Corp.	2,387	157,566
Lincoln National Corp.	7,339	452,229
Loews Corp.	9,121	489,159
Markel Corp.(a)	546	658,569
Marsh & McLennan Companies Inc.	20,473	3,014,035
Mercury General Corp.	1,071	65,149
MetLife Inc.	29,839	1,721,710
Old Republic International Corp.	11,049	272,468
Primerica Inc.	1,597	233,513
Principal Financial Group Inc.	10,166	631,614
Progressive Corp. (The)	23,519	2,238,068
Prudential Financial Inc.	15,800	1,584,424
Reinsurance Group of America Inc.	2,748	302,775
RenaissanceRe Holdings Ltd.	1,988	303,548
RLI Corp.	1,645	178,285
Selective Insurance Group Inc.	2,393	194,671
Travelers Companies Inc. (The)	10,134	1,509,155

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Unum Group.	8,275	$226,735
W R Berkley Corp.	5,679	415,532
White Mountains Insurance Group Ltd.	129	145,973
Willis Towers Watson PLC	5,179	1,067,288
		33,674,387
Interactive Media & Services — 6.4%
Alphabet Inc., Class A(a)	12,085	32,563,395
Alphabet Inc., Class C, NVS(a)	11,442	30,943,974
ANGI Inc.(a)	2,991	34,427
Bumble Inc., Class A(a)(b)	2,020	102,778
Cargurus Inc.(a)	3,457	98,870
Facebook Inc., Class A(a)	96,285	34,306,346
IAC/InterActiveCorp.(a)	3,334	457,725
Match Group Inc.(a)	10,806	1,721,072
Pinterest Inc., Class A(a)	21,946	1,292,619
Snap Inc., Class A, NVS(a)	37,634	2,800,722
TripAdvisor Inc.(a)	3,858	146,411
Twitter Inc.(a)	32,031	2,234,162
Vimeo Inc.(a)	6,210	278,208
Zillow Group Inc., Class A(a)	1,502	160,909
Zillow Group Inc., Class C, NVS(a)	6,428	683,039
ZoomInfo Technologies Inc., Class A(a)	4,139	222,471
		108,047,128
Internet & Direct Marketing Retail — 3.6%
Amazon.com Inc.(a)	17,226	57,321,065
Chewy Inc., Class A(a)(b)	3,343	279,809
DoorDash Inc., Class A(a)	1,377	239,997
eBay Inc.	25,970	1,771,414
Etsy Inc.(a)	5,145	944,159
Qurate Retail Inc., Series A	14,814	175,694
Wayfair Inc., Class A(a)(b)	2,977	718,529
		61,450,667
IT Services — 5.3%
Accenture PLC, Class A	25,543	8,114,500
Affirm Holdings Inc.(a)(b)	2,012	113,316
Akamai Technologies Inc.(a)	6,521	781,998
Amdocs Ltd.	5,268	406,216
Automatic Data Processing Inc.	17,064	3,577,126
Broadridge Financial Solutions Inc.	4,712	817,485
Cognizant Technology Solutions Corp., Class A	21,254	1,562,807
Concentrix Corp.(a)	1,621	265,406
DXC Technology Co.(a)	10,451	417,831
EPAM Systems Inc.(a)	2,261	1,265,708
Euronet Worldwide Inc.(a)	2,067	295,209
Fastly Inc., Class A(a)(b)	3,369	161,948
Fidelity National Information Services Inc.	24,925	3,715,071
Fiserv Inc.(a)	23,903	2,751,474
FleetCor Technologies Inc.(a)	3,347	864,262
Gartner Inc.(a)	3,452	913,848
Genpact Ltd.	7,166	356,939
Global Payments Inc.	11,863	2,294,423
GoDaddy Inc., Class A(a)	6,886	577,391
International Business Machines Corp.	35,944	5,066,666
Jack Henry & Associates Inc.	2,978	518,440
LiveRamp Holdings Inc.(a)	2,739	109,587
Mastercard Inc., Class A	35,169	13,573,124
Maximus Inc.	2,537	225,793
MongoDB Inc., Class A(a)(b)	2,146	770,242
Okta Inc.(a)	5,018	1,243,410

Security	Shares	Value
IT Services (continued)
Paychex Inc.	12,912	$1,469,644
PayPal Holdings Inc.(a)	47,219	13,010,251
Snowflake Inc., Class A(a)	2,494	662,706
SolarWinds Corp.	2,641	29,685
Square Inc., Class A(a)	15,733	3,890,142
Twilio Inc., Class A(a)	6,511	2,432,445
VeriSign Inc.(a)	3,982	861,585
Visa Inc., Class A	67,985	16,750,824
Western Union Co. (The)	16,599	385,263
WEX Inc.(a)	1,767	335,253
		90,588,018
Leisure Products — 0.2%
Brunswick Corp./DE	3,103	323,953
Hasbro Inc.	5,088	505,951
Mattel Inc.(a)	13,995	303,971
Peloton Interactive Inc., Class A(a)	10,777	1,272,225
Polaris Inc.	2,333	305,786
		2,711,886
Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A(a)	2,941	538,879
Agilent Technologies Inc.	12,245	1,876,301
Avantor Inc.(a)	20,727	778,921
Berkeley Lights Inc.(a)	336	15,315
Bio-Rad Laboratories Inc., Class A(a)	865	639,676
Bio-Techne Corp.	1,552	748,437
Bruker Corp.	4,010	329,823
Charles River Laboratories International Inc.(a)	2,024	823,606
Illumina Inc.(a)	5,881	2,915,506
IQVIA Holdings Inc.(a)	7,710	1,909,767
Maravai LifeSciences Holdings Inc., Class A(a)	3,897	171,351
Mettler-Toledo International Inc.(a)	940	1,385,287
PerkinElmer Inc.	4,502	820,399
PPD Inc.(a)	4,460	205,695
Repligen Corp.(a)	2,051	503,931
Sotera Health Co.(a)	2,949	69,891
Syneos Health Inc.(a)	4,033	361,639
Thermo Fisher Scientific Inc.	15,806	8,535,398
Waters Corp.(a)	2,512	979,203
		23,609,025
Machinery — 1.7%
AGCO Corp.	2,429	320,895
Allison Transmission Holdings Inc.	4,392	175,285
Caterpillar Inc.	22,049	4,558,631
Colfax Corp.(a)	4,648	213,250
Crane Co.	2,027	197,085
Cummins Inc.	5,916	1,373,104
Deere & Co.	12,558	4,540,847
Donaldson Co. Inc.	5,121	338,959
Dover Corp.	5,777	965,452
Flowserve Corp.	5,350	225,181
Fortive Corp.	13,618	989,484
Gates Industrial Corp. PLC(a)	2,768	50,128
Graco Inc.	6,792	530,319
IDEX Corp.	3,053	692,085
Illinois Tool Works Inc.	11,576	2,623,932
Ingersoll Rand Inc.(a)	14,998	732,952
ITT Inc.	3,469	339,650
Lincoln Electric Holdings Inc.	2,341	326,406
Middleby Corp. (The)(a)	2,244	429,704

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Nikola Corp.(a)(b)	5,548	$65,855
Nordson Corp.	2,180	492,963
Oshkosh Corp.	2,696	322,307
Otis Worldwide Corp.	16,350	1,464,142
PACCAR Inc.	13,898	1,153,395
Parker-Hannifin Corp.	5,194	1,620,684
Pentair PLC	6,788	500,072
Snap-on Inc.	2,149	468,439
Stanley Black & Decker Inc.	6,451	1,271,170
Timken Co. (The)	2,660	211,470
Toro Co. (The)	4,264	484,987
Westinghouse Air Brake Technologies Corp.	7,149	606,736
Woodward Inc.	2,287	278,008
Xylem Inc./NY	7,240	911,154
		29,474,731
Marine — 0.0%
Kirby Corp.(a)	2,416	139,911
Media — 1.3%
Altice USA Inc., Class A(a)	9,230	283,638
Cable One Inc.	226	426,686
Charter Communications Inc., Class A(a)	5,523	4,109,388
Comcast Corp., Class A	184,146	10,833,309
Discovery Inc., Class A(a)	7,054	204,637
Discovery Inc., Class C, NVS(a)	12,240	331,826
DISH Network Corp., Class A(a)	9,965	417,434
Fox Corp., Class A, NVS	13,365	476,596
Fox Corp., Class B	6,125	203,595
Interpublic Group of Companies Inc. (The)	15,989	565,371
Liberty Broadband Corp., Class A(a)	931	159,825
Liberty Broadband Corp., Class C, NVS(a)	6,426	1,140,551
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,365	157,112
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	7,037	325,109
New York Times Co. (The), Class A	5,716	250,246
News Corp., Class A, NVS	15,608	384,425
News Corp., Class B	4,705	110,615
Nexstar Media Group Inc., Class A	1,713	251,931
Omnicom Group Inc.	8,632	628,582
Sirius XM Holdings Inc.(b)	46,571	301,314
TEGNA Inc.	8,548	151,471
ViacomCBS Inc., Class A	419	18,658
ViacomCBS Inc., Class B, NVS	24,284	993,944
		22,726,263
Metals & Mining — 0.4%
Alcoa Corp.(a)	7,385	296,508
Commercial Metals Co.	4,651	152,553
Freeport-McMoRan Inc.	58,946	2,245,842
Newmont Corp.	32,324	2,030,594
Nucor Corp.	12,019	1,250,216
Reliance Steel & Aluminum Co.	2,571	404,033
Royal Gold Inc.	2,675	325,066
Steel Dynamics Inc.	8,074	520,369
		7,225,181
Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	21,920	347,871
Annaly Capital Management Inc.	55,429	470,592
Blackstone Mortgage Trust Inc., Class A	6,003	194,617
New Residential Investment Corp.	18,697	182,483

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Starwood Property Trust Inc.	11,439	$297,757
		1,493,320
Multi-Utilities — 0.7%
Ameren Corp.	10,179	854,222
Avista Corp.	2,687	115,084
Black Hills Corp.	2,465	166,757
CenterPoint Energy Inc.	23,278	592,658
CMS Energy Corp.	11,495	710,276
Consolidated Edison Inc.	13,729	1,012,788
Dominion Energy Inc.	32,367	2,423,317
DTE Energy Co.	7,753	909,582
MDU Resources Group Inc.	8,216	260,612
NiSource Inc.	15,517	384,356
NorthWestern Corp.	2,111	130,861
Public Service Enterprise Group Inc.	20,422	1,270,861
Sempra Energy	12,638	1,651,155
WEC Energy Group Inc.	12,701	1,195,672
		11,678,201
Multiline Retail — 0.5%
Dollar General Corp.	9,472	2,203,566
Dollar Tree Inc.(a)	9,438	941,818
Kohl’s Corp.	6,378	324,003
Ollie’s Bargain Outlet Holdings Inc.(a)	2,232	207,799
Target Corp.	19,906	5,196,461
		8,873,647
Oil, Gas & Consumable Fuels — 2.2%
APA Corp.	15,145	283,969
Cabot Oil & Gas Corp.	15,780	252,480
Cheniere Energy Inc.(a)	9,178	779,488
Chevron Corp.	77,592	7,899,641
Cimarex Energy Co.	4,080	266,016
ConocoPhillips	54,112	3,033,519
Continental Resources Inc./OK	2,470	84,350
Devon Energy Corp.	24,153	624,113
Diamondback Energy Inc.	7,265	560,349
DTE Midstream LLC(a)	3,877	164,385
EOG Resources Inc.	23,458	1,709,150
EQT Corp.(a)	11,097	204,074
Equitrans Midstream Corp.	16,480	135,466
Exxon Mobil Corp.	170,027	9,788,454
Hess Corp.	11,047	844,433
HollyFrontier Corp.	6,108	179,575
Kinder Morgan Inc.	77,829	1,352,668
Marathon Oil Corp.	32,025	371,170
Marathon Petroleum Corp.	25,546	1,410,650
Occidental Petroleum Corp.	33,820	882,702
ONEOK Inc.	17,835	926,885
Ovintiv Inc.	10,478	268,865
Phillips 66	17,480	1,283,556
Pioneer Natural Resources Co.	9,294	1,351,069
Targa Resources Corp.	9,296	391,455
Texas Pacific Land Corp.(b)	311	464,183
Valero Energy Corp.	16,336	1,094,022
Williams Companies Inc. (The)	48,554	1,216,278
		37,822,965
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	4,258	236,064

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 0.2%
Coty Inc., Class A(a)	12,037	$105,083
Estee Lauder Companies Inc. (The), Class A	9,299	3,104,285
Herbalife Nutrition Ltd.(a)	3,505	178,545
		3,387,913
Pharmaceuticals — 3.3%
Atea Pharmaceuticals Inc.(a)	726	18,179
Bristol-Myers Squibb Co.	89,769	6,092,622
Catalent Inc.(a)	6,838	819,261
Elanco Animal Health Inc.(a)	19,047	694,644
Eli Lilly & Co.	32,004	7,792,974
Jazz Pharmaceuticals PLC(a)	2,412	408,882
Johnson & Johnson	105,822	18,222,548
Merck & Co. Inc.	101,798	7,825,212
Nektar Therapeutics, Class A(a)	7,338	115,867
Organon & Co.(a)	10,159	294,713
Perrigo Co. PLC	5,490	263,685
Pfizer Inc.	224,896	9,627,798
Royalty Pharma PLC, Class A	3,478	132,860
Viatris Inc.	48,515	682,606
Zoetis Inc.	19,095	3,870,556
		56,862,407
Professional Services — 0.7%
ASGN Inc.(a)	2,080	210,350
Booz Allen Hamilton Holding Corp., Class A	5,559	477,018
CACI International Inc., Class A(a)	1,000	266,960
Clarivate PLC(a)	10,503	239,468
CoStar Group Inc.(a)	15,819	1,405,518
Dun & Bradstreet Holdings Inc.(a)(b)	5,433	113,876
Equifax Inc.	4,914	1,280,588
FTI Consulting Inc.(a)	1,374	200,192
IHS Markit Ltd.	15,059	1,759,493
Insperity Inc.	1,433	141,939
Jacobs Engineering Group Inc.	5,287	715,067
KBR Inc.	5,525	213,817
Leidos Holdings Inc.	5,342	568,496
ManpowerGroup Inc.	2,143	254,117
Nielsen Holdings PLC	14,050	332,844
Robert Half International Inc.	4,553	447,150
Science Applications International Corp.	2,352	205,330
TransUnion	7,628	915,818
TriNet Group Inc.(a)(b)	1,512	125,466
Verisk Analytics Inc., Class A	6,536	1,241,448
		11,114,955
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	13,545	1,306,551
Howard Hughes Corp. (The)(a)	1,746	161,872
Jones Lang LaSalle Inc.(a)	2,080	462,945
Opendoor Technologies Inc.(a)(b)	13,668	202,560
		2,133,928
Road & Rail — 1.1%
AMERCO	371	218,133
CSX Corp.	91,117	2,944,902
JB Hunt Transport Services Inc.	3,312	557,907
Kansas City Southern	3,650	977,470
Knight-Swift Transportation Holdings Inc.	5,077	252,276
Landstar System Inc.	1,516	238,012
Lyft Inc., Class A(a)	10,288	569,132
Norfolk Southern Corp.	10,034	2,587,066
Old Dominion Freight Line Inc.	3,855	1,037,573

Security	Shares	Value

Road & Rail (continued)
Uber Technologies Inc.(a)	59,331	$2,578,525
Union Pacific Corp.	26,717	5,844,611
		17,805,607
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices Inc.(a)	48,913	5,194,071
Allegro MicroSystems Inc.(a)	1,673	45,857
Analog Devices Inc.	14,780	2,474,468
Applied Materials Inc.	36,865	5,158,519
Broadcom Inc.	16,391	7,956,191
Cirrus Logic Inc.(a)	2,293	189,379
Cree Inc.(a)(b)	4,630	429,479
Enphase Energy Inc.(a)	5,441	1,031,614
Entegris Inc.	5,509	664,606
First Solar Inc.(a)	3,449	296,752
Intel Corp.	162,225	8,714,727
KLA Corp.	6,173	2,149,192
Lam Research Corp.	5,741	3,659,371
Marvell Technology Inc.	32,853	1,987,935
Maxim Integrated Products Inc.	10,721	1,071,135
Microchip Technology Inc.	10,968	1,569,740
Micron Technology Inc.(a)	44,994	3,490,635
MKS Instruments Inc.	2,232	349,174
Monolithic Power Systems Inc.	1,749	785,756
NVIDIA Corp.	100,140	19,526,299
NXP Semiconductors NV	11,129	2,296,914
ON Semiconductor Corp.(a)	17,124	668,863
Power Integrations Inc.	2,415	234,231
Qorvo Inc.(a)	4,530	858,843
QUALCOMM Inc.	45,351	6,793,580
Semtech Corp.(a)	2,573	159,294
Silicon Laboratories Inc.(a)(b)	1,855	276,376
Skyworks Solutions Inc.	6,667	1,230,128
SolarEdge Technologies Inc.(a)(b)	2,087	541,535
Teradyne Inc.	6,620	840,740
Texas Instruments Inc.	37,123	7,076,386
Universal Display Corp.	1,725	404,495
Xilinx Inc.	9,859	1,477,273
		89,603,558
Software — 9.9%
ACI Worldwide Inc.(a)	4,658	159,769
Adobe Inc.(a)	19,197	11,933,431
Alteryx Inc., Class A(a)	2,366	183,128
Anaplan Inc.(a)	5,817	332,732
ANSYS Inc.(a)	3,499	1,289,242
Asana Inc., Class A(a)	1,103	78,379
Aspen Technology Inc.(a)	2,739	400,606
Autodesk Inc.(a)	8,863	2,846,175
Avalara Inc.(a)	3,479	581,584
Bentley Systems Inc., Class B(b)	419	25,479
Bill.com Holdings Inc.(a)	2,490	514,982
Black Knight Inc.(a)	6,346	525,512
Blackbaud Inc.(a)	1,847	131,747
Cadence Design Systems Inc.(a)	11,204	1,654,271
CDK Global Inc.	5,004	240,142
Ceridian HCM Holding Inc.(a)	5,245	516,108
Citrix Systems Inc.	5,030	506,773
Cloudflare Inc., Class A(a)(b)	7,713	914,993
Coupa Software Inc.(a)	2,964	643,188
Crowdstrike Holdings Inc., Class A(a)	7,986	2,025,330

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Datadog Inc., Class A(a)	8,725	$965,858
DocuSign Inc., Class A(a)	7,802	2,325,308
Dolby Laboratories Inc., Class A	2,577	250,227
Dropbox Inc., Class A(a)	11,852	373,220
Dynatrace Inc.(a)	7,387	471,808
Elastic NV(a)	2,546	376,961
Fair Isaac Corp.(a)	1,153	604,068
FireEye Inc.(a)	9,868	199,334
Five9 Inc.(a)	2,729	549,320
Fortinet Inc.(a)	5,443	1,481,802
Guidewire Software Inc.(a)	3,387	390,182
HubSpot Inc.(a)	1,762	1,050,187
Intuit Inc.	10,967	5,812,181
j2 Global Inc.(a)	1,710	241,572
Manhattan Associates Inc.(a)	2,540	405,460
McAfee Corp., Class A	1,436	38,873
Microsoft Corp.	302,654	86,229,151
N-Able Inc.(a)	1,319	18,202
nCino Inc.(a)(b)	585	37,188
New Relic Inc.(a)	2,090	144,377
NortonLifeLock Inc.	23,170	575,079
Nuance Communications Inc.(a)	11,340	622,566
Nutanix Inc., Class A(a)	8,385	302,028
Oracle Corp.	73,035	6,364,270
Palantir Technologies Inc., Class A(a)	18,255	396,316
Palo Alto Networks Inc.(a)	3,908	1,559,487
Paycom Software Inc.(a)	1,973	789,200
Paylocity Holding Corp.(a)	1,506	312,435
Pegasystems Inc.	1,591	203,075
Proofpoint Inc.(a)	2,267	395,954
PTC Inc.(a)	4,244	574,850
Qualtrics International Inc., Class A(a)	2,502	104,408
RingCentral Inc., Class A(a)	3,235	864,618
salesforce.com Inc.(a)	38,800	9,386,884
ServiceNow Inc.(a)	7,947	4,671,962
Smartsheet Inc., Class A(a)	4,762	345,483
Splunk Inc.(a)	6,573	933,235
SS&C Technologies Holdings Inc.	8,957	702,139
Synopsys Inc.(a)	6,117	1,761,635
Trade Desk Inc. (The), Class A(a)	17,351	1,421,220
Tyler Technologies Inc.(a)	1,650	812,856
Unity Software Inc.(a)(b)	1,004	107,549
Verint Systems Inc.(a)(b)	2,521	107,571
VMware Inc., Class A(a)(b)	3,269	502,576
Workday Inc., Class A(a)	7,579	1,776,518
Zendesk Inc.(a)	4,826	629,938
Zoom Video Communications Inc., Class A(a)	8,545	3,230,865
Zscaler Inc.(a)	2,983	703,720
		167,627,287
Specialty Retail — 2.3%
Aaron’s Co. Inc. (The)	1,407	40,620
Advance Auto Parts Inc.	2,634	558,566
AutoNation Inc.(a)(b)	2,173	263,650
AutoZone Inc.(a)	867	1,407,635
Best Buy Co. Inc.	8,939	1,004,297
Burlington Stores Inc.(a)	2,688	899,942
CarMax Inc.(a)	6,524	873,890
Carvana Co., Class A(a)	2,598	876,981
Dick’s Sporting Goods Inc.	2,702	281,386
Five Below Inc.(a)	2,249	437,251

Security	Shares	Value

Specialty Retail (continued)
Floor & Decor Holdings Inc., Class A(a)	4,193	$511,588
Foot Locker Inc.	4,132	235,772
Gap Inc. (The)	8,529	248,791
Home Depot Inc. (The)	42,744	14,028,153
L Brands Inc.	10,628	850,984
Lithia Motors Inc.	1,193	450,023
Lowe’s Companies Inc.	28,433	5,478,755
Murphy USA Inc.	982	144,855
National Vision Holdings Inc.(a)(b)	3,160	170,577
O’Reilly Automotive Inc.(a)	2,820	1,702,829
Penske Automotive Group Inc.	1,376	121,914
Petco Health & Wellness Co. Inc.(a)	2,907	59,971
RH(a)	681	452,238
Ross Stores Inc.	14,266	1,750,295
TJX Companies Inc. (The)	48,477	3,335,702
Tractor Supply Co.	4,649	841,144
Ulta Beauty Inc.(a)	2,196	737,417
Williams-Sonoma Inc.	3,057	463,747
		38,228,973
Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.	630,351	91,942,997
Dell Technologies Inc., Class C(a)	10,017	967,842
Hewlett Packard Enterprise Co.	52,276	758,002
HP Inc.	48,171	1,390,697
NetApp Inc.	8,918	709,784
Pure Storage Inc., Class A(a)	10,643	207,751
Seagate Technology Holdings PLC	8,069	709,265
Western Digital Corp.(a)	12,235	794,418
Xerox Holdings Corp.	6,859	165,508
		97,646,264
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	1,759	171,925
Columbia Sportswear Co.	1,187	118,249
Deckers Outdoor Corp.(a)	1,116	458,509
Hanesbrands Inc.	14,362	262,250
Levi Strauss & Co., Class A	3,176	87,404
Lululemon Athletica Inc.(a)	4,748	1,900,007
Nike Inc., Class B	51,233	8,582,040
PVH Corp.(a)	2,795	292,413
Ralph Lauren Corp.	1,954	221,818
Skechers U.S.A. Inc., Class A(a)(b)	5,437	291,858
Tapestry Inc.(a)	11,133	470,926
Under Armour Inc., Class A(a)	7,587	155,154
Under Armour Inc., Class C, NVS(a)	7,818	136,971
VF Corp.	12,947	1,038,349
		14,187,873
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	4,487	202,678
MGIC Investment Corp.	13,174	182,328
New York Community Bancorp. Inc.	18,613	219,261
Radian Group Inc.	7,992	180,459
Rocket Companies Inc., Class A	5,472	94,337
TFS Financial Corp.	2,105	41,006
UWM Holdings Corp.(b)	2,150	16,405
		936,474
Tobacco — 0.6%
Altria Group Inc.	74,450	3,576,578
Philip Morris International Inc.	62,568	6,262,431
		9,839,009

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.3%
Air Lease Corp.	4,192	$177,573
Applied Industrial Technologies Inc.	1,616	144,955
Fastenal Co.	22,985	1,258,889
MSC Industrial Direct Co. Inc., Class A	1,837	163,805
SiteOne Landscape Supply Inc.(a)	1,819	317,925
United Rentals Inc.(a)	2,922	962,945
Univar Solutions Inc.(a)	6,830	167,608
Watsco Inc.	1,336	377,340
WW Grainger Inc.	1,768	786,017
		4,357,057
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,039	120,041

Water Utilities — 0.1%
American Water Works Co. Inc.	7,279	1,238,231
Essential Utilities Inc.	9,037	443,897
		1,682,128
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	23,504	3,385,046
U.S. Cellular Corp.(a)	596	21,671
		3,406,717
Total Common Stocks — 99.8%
(Cost: $750,333,449)		1,694,927,145

Security	Shares	Value

Short-Term Investments
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	11,283,996	$11,289,638
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,496,000	2,496,000
		13,785,638
Total Short-Term Investments — 0.8%
(Cost: $13,780,542)		13,785,638

Total Investments in Securities — 100.6%
(Cost: $764,113,991)		1,708,712,783

Other Assets, Less Liabilities — (0.6)%		(10,060,765)

Net Assets — 100.0%		$1,698,652,018

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,762,800	$—	$(5,473,874	)(a)	$(197)	$909	$11,289,638	11,283,996	$11,220	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,056,000	—	(1,560,000	)(a)	—	—	2,496,000	2,496,000	43		—
BlackRock Inc.	4,641,334	80,883	(63,868)		36,900	234,612	4,929,861	5,685	23,545		—
					$36,703	$235,521	$18,715,499		$34,808		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	15	09/17/21	$3,292	$60,208

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,694,927,145	$—	$—	$1,694,927,145
Money Market Funds	13,785,638	—	—	13,785,638
	$1,708,712,783	$—	$—	$1,708,712,783
Derivative financial instruments(a)
Assets
Futures Contracts	$60,208	$—	$—	$60,208

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non -Voting Shares
REIT	Real Estate Investment Trust